AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2018

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 370	☒
REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 371	☒

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young, LLP	Eric S. Purple Stradley Ronon Stevens & Young, LLP
191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 370/371 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 25th day of April, 2018.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 25, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	April 25, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	April 25, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 25, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 25, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 25, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 25, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 25, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	April 25, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 25, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 25, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		April 25, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendments No. 27 and No. 89 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document